UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)		Par (000)	Value
ACAS CLO Ltd., Series 2015-1A, Class D, 4.53%, 4/18/27	USD	970	$925,533
ALM V Ltd., Series 2012-5A, Class BR, 3.88%, 10/18/27		630	633,647
ALM VII R-2 Ltd., Series 2013-7R2A, Class C, 4.33%, 4/24/24		750	750,012
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 5.03%, 12/09/26		1,400	1,372,000
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class D, 4.28%, 4/15/27		1,250	1,200,050
Series 2015-6A, Class E1, 5.78%, 4/15/27		1,000	843,805
Apidos CLO XII, Series 2013-12A, Class D, 3.93%, 4/15/25		1,000	949,849
Apidos CLO XXI, Series 2015-21A, Class C, 4.43%, 7/18/27		750	696,336
ARES CLO Ltd., Series 2012-2A, Class DR, 4.57%, 10/12/23		1,000	990,000
ARES XL CLO Ltd., Series 2016-40A, Class C, 4.55%, 10/15/27		1,000	981,473
ARES XXXII CLO Ltd., Series 2014-32A, Class C, 5.11%, 11/15/25		1,000	1,000,382
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B2L, 7.16%, 8/15/24		1,160	1,160,089
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 4.58%, 10/15/26		2,125	2,055,543
Atrium IX, Series 9A, Class D, 4.44%, 2/28/24		1,000	988,091
Atrium X, Series 2013-10A, Class D, 4.38%, 7/16/25		1,500	1,463,788
Atrium XII, Series 12A, Class D, 4.78%, 10/22/26		1,500	1,500,000
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class C, 4.58%, 4/18/27		1,000	959,938
Series 2015-VIA, Class D, 6.43%, 4/18/27		1,000	890,000
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, 3.83%, 7/18/27		250	250,650
Benefit Street Partners CLO VIII Ltd.:
Series 2015-8A, Class B, 3.88%, 1/20/28		500	502,869
Series 2015-8A, Class C, 4.78%, 1/20/28		500	490,981
BlueMountain CLO Ltd.:
Series 2014-4A, Class E, 6.13%, 11/30/26		1,000	900,351
Series 2015-2A, Class E, 6.23%, 7/18/27		750	653,242
Series 2015-4A, Class D2, 4.93%, 1/20/27		750	738,252
Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class C, 4.64%, 4/27/27		750	735,138
CIFC Funding Ltd.:
Series 2013-4A, Class D, 4.44%, 11/27/24		750	726,551

Asset-Backed Securities (a)(b)		Par (000)	Value
Series 2014-2A, Class A3L, 3.78%, 5/24/26	USD	945	$945,950
Series 2014-3A, Class D, 4.28%, 7/22/26		500	475,727
Series 2015-1A, Class D, 4.88%, 1/22/27		600	571,159
Dryden 36 Senior Loan Fund, Series 2014-36A, Class E, 6.09%, 11/09/25		1,500	1,345,703
Highbridge Loan Management Ltd.:
Series 6A-2015, Class C, 3.95%, 5/05/27		750	748,560
Series 6A-2015, Class D, 4.53%, 5/05/27		950	891,357
LCM XVII LP, Series 17A, Class D, 0.00%, 10/15/26		1,000	977,784
Madison Park Funding XIII Ltd., Series 2014-13A, Class D, 4.23%, 1/19/25		1,000	980,527
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, 5.13%, 11/14/27		1,500	1,500,000
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 5.08%, 1/23/27		750	742,500
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.55%, 11/14/26		750	729,144
OZLM IX Ltd., Series 2014-9A, Class C, 4.48%, 1/20/27		750	730,913
OZLM XII Ltd., Series 2015-12A, Class C, 4.59%, 4/30/27		1,160	1,122,398
OZLM XIV Ltd., Series 2015-14A, Class C, 5.23%, 1/15/29		950	952,490
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 4.38%, 1/21/26		1,500	1,449,974
Symphony CLO XVII Ltd., Series 2016-17A, Class D, 5.76%, 4/15/28		750	757,500
TICP CLO I Ltd., Series 2015-1A, Class D, 4.43%, 7/20/27		750	691,405
Venture XI CLO Ltd., Series 2012-11AR, Class DR, 4.85%, 11/14/22		750	743,757
Venture XII CLO Ltd., Series 2012-12A, Class D, 4.59%, 2/28/24		500	492,337
Venture XX CLO Ltd., Series 2015-20A, Class D, 4.73%, 4/15/27		520	497,020
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.48%, 7/15/27		880	844,826
Voya CLO Ltd., Series 2014-4A, Class C, 4.88%, 10/14/26		1,500	1,475,435
Total Asset-Backed Securities — 1.4%			44,025,036

Portfolio Abbreviations
AKA	Also known as	ETF	Exchange-Traded Fund	LIBOR	London Interbank Offered Rate
CAD	Canadian Dollar	FKA	Formerly known as	OTC	Over-the-counter
CLO	Collateralized Loan Obligation	GBP	British Pound	PIK	Payment-in-kind
				USD	U.S. Dollar

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2016	1

Schedule of Investments (continued)

Common Stocks		Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (c)		235,827	$9,433
GEO Specialty Chemicals, Inc. (a)(c)		39,151	1,566

			10,999
Diversified Consumer Services — 0.0%
Education Management Corp. (c)		1,532,378	15
Electric Utilities — 0.1%
Vistra Energy Corp.		241,753	3,372,454
Vistra Energy Corp. — Stub (c)		8,430,000	168,600

			3,541,054
Oil, Gas & Consumable Fuels — 0.0%
Southcross Holdings GP LLC (c)(d)		427	—
Southcross Holdings LP (c)(d)		427	149,450

			149,450
Specialty Retail — 0.0%
TRM Holdco Corp. (c)		972,357	10
Total Common Stocks — 0.1%			3,701,528

Corporate Bonds		Par (000)	Value
Containers & Packaging — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
3.85%, 12/15/19 (a)(b)	USD	7,030	7,153,025
4.16%, 5/15/21 (a)(b)		4,591	4,682,820
Reynolds Group Issuer, Inc., 4.38%, 7/15/21 (a)(b)		15,435	15,762,994

			27,598,839
Diversified Financial Services — 0.2%
Altice Financing SA:
6.63%, 2/15/23 (a)		2,210	2,243,150
7.50%, 5/15/26 (a)		4,565	4,627,769

			6,870,919
Diversified Telecommunication Services — 0.1%
Avaya, Inc., 7.00%, 4/01/19 (a)		2,055	1,790,419
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/05/20 (a)(c)(e)		5,909	118,180
Energy Equipment & Services — 0.1%
Transocean, Inc., 9.00%, 7/15/23 (a)		1,805	1,827,563
Weatherford International Ltd., 9.88%, 2/15/24 (a)		1,805	1,859,150

			3,686,713
Health Care Providers & Services — 0.2%
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		4,800	4,680,000
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 5/01/23 (a)		355	353,669

			5,033,669
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc., 6.25%, 7/15/22		6,970	6,987,425

Corporate Bonds		Par (000)	Value
Media — 0.7%
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	USD	9,469	$9,563,690
SFR Group SA:
6.25%, 5/15/24 (a)		5,585	5,522,169
7.38%, 5/01/26 (a)		7,080	7,062,300

			22,148,159
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		6,411	6,362,917
3.10%, 3/15/20		6,650	6,533,625
Teck Resources Ltd.:
4.50%, 1/15/21		4,799	4,888,981
3.75%, 2/01/23		3,395	3,225,250

			21,010,773
Oil, Gas & Consumable Fuels — 1.3%
Blackstone CQP HoldCo LP, 9.30%, 3/31/19		5,044	5,082,314
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (a)		3,750	3,993,750
Concho Resources, Inc., 5.50%, 4/01/23		440	452,386
CONSOL Energy, Inc., 5.88%, 4/15/22		8,949	8,591,040
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		440	456,500
Extraction Oil & Gas Holdings LLC, 7.88%, 7/15/21 (a)		1,130	1,189,325
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 9/30/21		5,640	5,865,600
Gulfport Energy Corp., 6.00%, 10/15/24 (a)		960	976,800
NGPL PipeCo LLC, 7.12%, 12/15/17 (a)		2,123	2,202,613
Oasis Petroleum, Inc., 6.88%, 3/15/22		1,575	1,622,250
RSP Permian, Inc., 6.63%, 10/01/22		435	456,750
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		5,525	5,773,625
Whiting Petroleum Corp., 5.75%, 3/15/21		2,250	2,216,250
WPX Energy, Inc., 6.00%, 1/15/22		3,050	3,125,305

			42,004,508
Total Corporate Bonds — 4.4%			137,249,604

Floating Rate Loan Interests (b)		Par (000)	Value
Advertising — 0.1%
Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18		2,599	2,535,992
Checkout Holding Corp. (FKA Catalina Marketing), Term B Loan (First Lien), 4.50%, 4/09/21		620	522,553

			3,058,545
Aerospace & Defense — 1.2%
B/E Aerospace, Inc., Term Loan, 3.85% - 3.89%, 12/16/21		4,751	4,761,234
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		2,401	2,230,368
TransDigm, Inc.:
Tranche E Term Loan, 3.75%, 5/14/22		1,546	1,551,001

2	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2016

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Aerospace & Defense (continued)
Tranche F Term Loan, 3.75%, 6/09/23	USD	29,376	$29,431,441

			37,974,044
Air Freight & Logistics — 0.6%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		3,126	2,487,655
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		3,217	2,560,342
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		598	476,178
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		4,270	3,398,573
XPO Logistics, Inc., Term B-2 Loan, 4.25%, 11/01/21		10,311	10,408,871

			19,331,619
Airlines — 0.1%
AWAS Finance Luxembourg SA (FKA AWAS Finance Luxembourg S.à r.l.), Loan, 4.10%, 6/11/18		1,938	1,946,283
Northwest Airlines, Inc.:
B757-200, 2.46%, 9/10/18		308	302,403
B757-200, 2.46%, 9/10/18		305	299,608
B757-300, 2.46%, 3/10/17		303	297,646
B757-300, 3.08%, 3/10/17		125	124,531
B757-300, 3.08%, 3/10/17		125	124,471

			3,094,942
Beverages — 0.2%
Blue Ribbon LLC, 2016-1 New Term Loan (First Lien), 5.00%, 11/15/21		7,362	7,134,716
Biotechnology — 0.7%
AMAG Pharmaceuticals, Inc., Initial Term Loan, 4.75%, 8/17/21		5,375	5,348,021
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.46%, 2/27/21		15,494	15,611,853

			20,959,874
Building Products — 1.3%
Continental Building Products, Inc., Term Loan, 3.59%, 8/18/23		3,488	3,479,053
CPG International, Inc., Term Loan, 4.75%, 9/30/20		14,370	14,423,672
Jeld-Wen, Inc., Replacement Term B-2 Loan, 4.75%, 7/01/22		8,683	8,751,513
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		7,300	7,341,164
Wilsonart LLC:
Initial Term Loan, 4.00%, 10/31/19		3,771	3,772,967
Tranche B Term Loan, 4.00%, 10/31/19		3,720	3,722,156

			41,490,525
Capital Markets — 0.6%
Moxie Patriot LLC, Construction B-1 Advances, 6.75%, 12/19/20		4,597	4,493,820
Royal Holdings, Inc.:
Initial Term Loan (First Lien), 4.50%, 6/20/22		5,456	5,483,217
Initial Term Loan (Second Lien), 8.50%, 6/19/23		2,340	2,313,675

Floating Rate Loan Interests (b)		Par (000)	Value
Capital Markets (continued)
SAM Finance Luxembourg S.à r.l. (Santandar), Dollar Term Loan, 4.25%, 12/17/20	USD	5,703	$5,719,672

			18,010,384
Chemicals — 2.6%
Allnex (Luxembourg) & Cy SCA (FKA AI Chem & Cy SCA):
Tranche B-2 Term Loan, 5.00% - 5.13%, 9/13/23		2,367	2,383,601
Tranche B-3 Term Loan, 5.00% - 5.13%, 9/13/23		1,783	1,795,781
Ascend Performance Materials Operations LLC, Term B Loan, 6.50%, 8/12/22		8,967	8,929,284
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		7,894	7,922,360
Chemours Co., Tranche B Term Loan, 3.75%, 5/12/22		5,729	5,655,473
Huntsman International LLC:
2015 Extended Term B Dollar Loan, 3.61% - 3.73%, 4/19/19		2,560	2,563,808
2023 Term B Loan, 3.75%, 4/01/23		7,009	7,039,884
Kleopatra Holdings 2, Initial U.S. Dollar Term Loan, 4.25%, 4/28/20		5,209	5,260,886
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B-3 Term Loan, 5.50%, 6/07/20		10,447	10,453,950
Tranche B-4 Term Loan, 5.00%, 6/07/23		10,391	10,477,360
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		13,949	13,280,189
PQ Corp., First Amendment Tranche B-1 Term Loan, 5.25%, 11/04/22		3,985	4,014,900

			79,777,476
Commercial Services & Supplies — 3.9%
Advanced Disposal Services, Inc. (FKA ADS Waste Holdings, Inc.), Additional Term Loan, 3.50%, 11/10/23		13,856	13,851,684
Allied Universal Holdco LLC (FKA USAGM Holdco LLC):
Amendment Delayed Draw Term Loan, 4.50% - 5.50%, 7/28/22		1,554	1,573,767
Incremental Term Loan, 5.50%, 7/28/22		15,416	15,516,705
Initial Loan (Second Lien), 9.50%, 7/28/23		2,915	2,915,000
Initial Term Loan (First Lien), 4.75%, 7/28/22		1,593	1,590,317
Aramark Corp., U.S. Term E Loan, 3.25% - 3.34%, 9/07/19		2,692	2,712,178
Dealer Tire LLC, New Term Loan, 4.75%, 12/22/21		4,949	4,998,372
Erie Acquisition Holdings, Inc. (GCA Services Group, Inc.), Term Loan (First Lien), 5.75% - 7.25%, 3/01/23		8,134	8,205,299
iQor U.S., Inc., Term B Loan (First Lien), 6.00%, 4/01/21		3,012	2,831,632
KAR Auction Services, Inc., Tranche B-3 Term Loan, 4.38%, 3/09/23		8,751	8,852,187
Laureate Education, Inc., Series 2021 Extended Term Loan, 8.87%, 3/17/21		1,016	1,003,408

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2016	3

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (continued)
Livingston International, Inc., Initial Term B-1 Loan (First Lien), 5.50%, 4/18/19	USD	3,101	$2,953,825
Lonestar Intermediate Super Holdings LLC, Term Loan, 10.00%, 8/31/21		5,450	5,494,309
Packers Holdings LLC, Initial Term Loan, 4.75%, 12/02/21		6,828	6,849,748
Prime Security Services Borrower LLC (AKA Protection 1 Security Solutions):
Term B Loan (First Lien), 4.75%, 7/01/21		1,035	1,042,020
Term B-1 Loan (First Lien), 4.75%, 5/02/22		5,737	5,775,574
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		11,128	11,006,028
Trugreen Limited Partnership, Initial Term Loan (First Lien), 6.50%, 4/13/23		4,319	4,351,569
U.S. Security Associates Holdings, Inc., Initial Term Loan, 6.00%, 7/14/23		8,658	8,657,744
W3 Co., Term Loan (Second Lien), 9.25%, 9/13/20		1,456	582,540
Waste Industries USA, Inc., Term B Loan, 3.50%, 2/27/20		12,383	12,410,019

			123,173,925
Communications Equipment — 0.5%
Commscope, Inc., Tranche 5 Term Loan (2015), 3.25%, 12/29/22		4,366	4,404,102
Riverbed Technology, Inc., First Amendment Term Loan, 5.00%, 4/25/22		10,434	10,517,593

			14,921,695
Construction & Engineering — 0.7%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		13,838	13,622,637
CNT Holdings III Corp., Term Loan (First Lien), 5.25%, 1/22/23		6,084	6,132,614
Stonewall Gas Gathering LLC, Loan, 8.75%, 1/28/22		2,269	2,308,841

			22,064,092
Construction Materials — 0.8%
Faenza Acquisition GmbH (CeramTec Acquisition Corp.):
Dollar Term B-3 Loan, 4.25%, 8/30/20		1,320	1,325,234
Initial Dollar Term B-1 Loan, 4.25%, 8/30/20		4,361	4,379,243
Initial Dollar Term B-2 Loan, 4.25%, 8/30/20		494	496,090
Forterra Finance LLC, Senior Lien Term Loan, 7.00%, 10/25/23		1,840	1,838,620
Headwaters, Inc., Term B-1 Loan, 4.00%, 3/24/22		3,310	3,324,109
Quikrete Holdings, Inc., Initial Loan (First Lien), 3.25%, 11/15/23		12,780	12,808,755

			24,172,051
Containers & Packaging — 1.4%
Anchor Glass Container Corp., Term Loan, 3.25%, 11/22/23		2,085	2,094,132
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/21		3,572	3,605,075
Berlin Packaging LLC, Initial Term Loan (First Lien), 4.50%, 10/01/21		1,810	1,818,724

Floating Rate Loan Interests (b)		Par (000)	Value
Containers & Packaging (continued)
Berry Plastics Corp., Term H Loan, 3.75%, 10/01/22	USD	15,767	$15,859,071
BWay Intermediate Company, Inc., Initial Term Loan, 5.50%, 8/14/20		14,816	14,823,734
Kleopatra Holdings 2, Initial German Borrower Dollar Term Loan, 4.25%, 4/28/20		2,226	2,248,242
ProAmpac PG Borrower LLC, Initial Term Loan (First Lien), 4.00%, 11/20/23		2,200	2,212,826

			42,661,804
Distributors — 0.4%
American Tire Distributors, Inc., Initial Term Loan, 5.25%, 9/01/21		4,948	4,863,075
Fram Group Holdings, Inc./Prestone Holdings, Inc.:
Loan (Second Lien), 11.00%, 1/29/18		4,165	3,754,997
Term Loan (First Lien), 7.00%, 7/29/17		3,568	3,526,023

			12,144,095
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Effective Date Incremental Term Loan, 3.50%, 11/07/23		10,857	10,878,224
ServiceMaster Co. LLC, Tranche C Term Loan, 3.04%, 11/08/23		17,290	17,250,406
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.00% - 4.10%, 4/02/20		4,172	3,182,348

			31,310,978
Diversified Financial Services — 2.3%
AlixPartners LLP, 2016 Refinancing Term B Loan, 4.00%, 7/28/22		9,328	9,354,683
Camelot U.S. Acquisition 1 Co. (AKA Thomson Reuters Intellectual Property & Science), Initial Term Loan, 4.75%, 10/03/23		23,985	24,026,974
Jefferies Finance LLC (JFIN Co-Issuer Corp.) AKA Project Shot Put, Term Loan, 4.50%, 5/14/20		6,764	6,713,642
nThrive, Inc. (FKA Precyse Acquisition Corp.), Initial Term Loan (First Lien), 6.50%, 10/20/22		9,317	9,381,418
SolarWinds Holdings, Inc., 2016 Refinancing Term Loan, 5.50%, 2/03/23		11,875	11,951,595
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 5.75%, 3/03/23		7,612	7,693,016
SS&C European Holdings S.à r.l., Term B-2 Loan, 4.00%, 7/08/22		2,499	2,516,161

			71,637,489
Diversified Telecommunication Services — 6.3%
Cincinnati Bell, Inc., Tranche B Term Loan, 4.00%, 9/10/20		2,996	3,003,936
Consolidated Communications, Inc., Initial Term Loan, 4.00%, 10/05/23		4,500	4,530,015
Electric Lightwave Holdings, Inc. (FKA Integra Telecom Holdings, Inc.):
Term B-1 Loan (Second Lien), 9.75%, 2/12/21		3,422	3,289,848
Term B-1 Loan, 5.25%, 8/14/20		8,131	8,135,903
Hawaiian Telcom Communications, Inc., Term Loan, 5.25%, 6/06/19		5,111	5,136,093

4	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2016

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	USD	19,299	$18,590,979
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20		28,795	29,010,627
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		15,729	15,886,290
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.09%, 4/13/20		23,386	23,414,795
New LightSquared LLC, Loan, 9.75%, 6/15/20 (c)(e)		35,898	33,385,515
Numericable U.S. LLC, USD TLB-10 Term Loan, 4.04%, 1/14/25		12,308	12,272,916
Telesat Canada, Term B-3 Loan, 3.75%, 11/17/23		6,545	6,550,431
Virgin Media Investment Holdings Ltd.:
E Facility, 4.25%, 6/30/23	GBP	2,305	2,891,149
F Facility, 3.50%, 6/30/23	USD	14,962	15,041,753
WaveDivision Holdings LLC, Initial Term Loan, 4.00%, 10/15/19		7,461	7,476,299
Ziggo BV:
USD B1 Facility, 3.50%, 1/15/22		4,310	4,310,302
USD B2 Facility, 3.50%, 1/15/22		2,556	2,555,867
USD B3 Facility, 3.70%, 1/15/22		794	794,054

			196,276,772
Electric Utilities — 1.4%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), 2016 Additional Term Loan (DIP), 4.25%, 6/30/17		31,890	32,040,975
Vistra Operations Co. LLC (FKA Tex Operations Co. LLC):
Initial Term C Loan, 5.00%, 8/04/23		2,363	2,384,774
Initial Term Loan, 5.00%, 8/04/23		10,358	10,452,838

			44,878,587
Electrical Equipment — 0.5%
Vertiv Co., Term Loan B, 5.00%, 9/29/23		17,090	16,908,504
Electronic Equipment, Instruments & Components — 0.6%
CPI Acquisition, Inc., Term Loan (First Lien), 5.50%, 8/17/22		3,776	3,426,625
Dell International LLC (EMC Corp.), Term B Loan, 4.00%, 9/07/23		10,350	10,444,495
Lully Finance S.à r.l. (Lully Finance LLC), Initial Term B-1 Loan (First Lien), 5.00%, 10/14/22		3,558	3,553,665

			17,424,785
Energy Equipment & Services — 0.4%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		5,400	2,801,348
Seventy Seven Operating LLC, Term Loan, 3.89%, 6/25/20		822	743,196
Weatherford International Ltd., Loan, 2.91%, 7/13/20		8,333	7,895,695

			11,440,239
Equity Real Estate Investment Trusts (REITs) — 0.5%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan, 4.50%, 10/24/22		10,323	10,385,170
RHP Hotel Properties LP, Tranche B Term Loan, 3.59%, 1/15/21		3,878	3,900,552

			14,285,722

Floating Rate Loan Interests (b)		Par (000)	Value
Food & Staples Retailing — 2.6%
Albertson’s LLC:
2016-1 Term B-4 Loan, 4.50%, 8/25/21	USD	22,382	$22,396,504
2016-1 Term B-5 Loan, 4.75%, 12/21/22		1,335	1,338,630
BJ’s Wholesale Club, Inc.:
2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		3,618	3,614,067
New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		15,828	15,850,766
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		3,545	3,556,533
Tranche 2 Term Loan (Second Lien), 4.88%, 6/21/21		12,855	12,918,837
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Initial Term Loan, 4.00%, 6/27/23		20,075	20,182,250

			79,857,587
Food Products — 1.3%
Chobani LLC (Chobani Idaho LLC), Closing Date Term Loan (First Lien), 5.25%, 10/09/23		6,335	6,402,341
Dole Food Co., Inc., Tranche B Term Loan, 4.50% - 6.00%, 11/01/18		7,649	7,663,549
Hostess Brands LLC, Term B Loan, 4.00%, 8/03/22		14,187	14,268,111
Pinnacle Foods Finance LLC, Fourth Amendment Tranche I Term Loan, 3.33%, 1/13/23		5,833	5,880,410
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75% - 8.00%, 5/01/19		3,244	3,059,522
Term B Loan (Second Lien), 10.75%, 11/01/19		2,961	2,447,770

			39,721,703
Gas Utilities — 0.1%
Samchully Midstream 3 LLC, Initial Term Loan, 5.75%, 10/20/21		3,860	3,656,990
Health Care Equipment & Supplies — 1.6%
Alere, Inc. (FKA IM U.S. Holdings LLC):
Term A Loan, 3.61%, 6/18/20		2,325	2,298,922
Term B Loan, 4.25%, 6/20/22		7,840	7,765,400
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B4, 4.25%, 1/17/22		9,214	9,257,656
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		11,259	10,780,065
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/17/18		9,633	9,364,698
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		9,551	9,346,177

			48,812,918
Health Care Providers & Services — 6.9%
Acadia Healthcare Co., Inc.:
Tranche B-1 Term Loan, 3.75%, 2/11/22		1,369	1,366,487
Tranche B-2 Term Loan, 3.75%, 2/16/23		7,096	7,114,116
ADMI Corp. (AKA Aspen Dental), Initial Term Loan, 5.25%, 4/29/22		4,468	4,489,957
AmSurg Corp., Initial Term Loan, 5.25%, 7/16/21		11,368	11,367,889
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.):
Term B-2 Loan, 3.75%, 11/02/18		9,445	9,448,559
Term B-3 Loan, 3.75%, 11/02/18		3,742	3,739,692

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2016	5

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Providers & Services (continued)
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.75%, 6/07/23	USD	12,751	$12,808,304
CHS/Community Health Systems, Inc.:
Incremental 2018 Term F Loan, 3.86% - 4.19%, 12/31/18		7,239	7,007,207
Incremental 2019 Term G Loan, 3.75%, 12/31/19		9,499	8,969,456
Curo Health Services Holdings, Inc., Term B Loan (First Lien), 6.50%, 2/07/22		8,333	8,346,100
DaVita Inc. (FKA DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 3.50%, 6/24/21		10,980	11,007,334
Envision Healthcare Corp., Term Loan B, 3.00%, 11/17/23		25,910	25,942,387
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.):
Initial Term Loan, 5.75%, 5/25/18		6,862	6,852,965
Tranche B-2 Term Loan, 6.00%, 10/28/22		3,970	3,971,231
HC Group Holdings III, Inc., Initial Term Loan (First Lien), 6.00%, 4/07/22		10,992	10,827,273
HCA, Inc., Tranche B-6 Term Loan, 3.86%, 3/17/23		9,300	9,373,954
Millennium Lender Claim:
Term Loan, 0.00%, (c)		7,745	77
Term Loan, 0.00%, (c)		7,267	73
MPH Acquisition Holdings LLC, Initial Term Loan, 5.00%, 6/07/23		11,070	11,192,399
National Mentor Holdings, Inc., Tranche B Term Loan, 4.25%, 1/31/21		2,521	2,514,412
NVA Holdings, Inc.:
Incremental Term B-1 Loan (First Lien), 5.50%, 8/14/21		2,134	2,139,344
Term Loan (First Lien), 4.75%, 8/14/21		2,845	2,849,445
Press Ganey Holdings, Inc.:
Initial Loan (Second Lien), 8.25%, 10/21/24		2,805	2,840,063
Initial Term Loan, 4.25%, 10/23/23		5,525	5,525,000
Prestige Brands, Inc., Term B-3 Loan, 3.50%, 9/03/21		4,440	4,466,780
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 4.75%, 11/03/20		6,450	6,433,668
Surgical Care Affiliates, Inc., Incremental Term Loan, 3.75%, 3/17/22		8,958	8,975,205
Team Health, Inc., New Tranche B Term Loan, 3.84%, 11/23/22		12,848	12,827,768
U.S. Renal Care, Inc., Initial Term Loan (First Lien), 5.25%, 12/30/22		7,145	6,689,313
Vizient, Inc., Term B-2 Loan, 5.00%, 2/13/23		6,445	6,501,316

			215,587,774
Hotels, Restaurants & Leisure — 5.6%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		13,448	13,433,699
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		2,509	2,488,379
AMF Bowling Centers, Inc., Term B Loan (First Lien), 6.00%, 9/19/23		6,416	6,375,900
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21		13,666	13,755,758
Bass Pro Group LLC:

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
New Term Loan (2015), 4.00%, 6/05/20	USD	3,726	$3,722,695
Term Loan B, 5.00%, 11/04/23		4,720	4,682,051
Term Loan, 4.75%, 5/15/18		3,840	3,832,819
Boyd Gaming Corp.:
Term B Loan, 4.00%, 8/14/20		3,550	3,569,250
Term B Loan, 3.60%, 9/15/23		5,430	5,458,019
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term B-7 Loan, 9.25%, 3/01/17		13,599	15,702,629
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		32,058	32,238,428
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, 4.00%, 8/06/21		7,296	7,329,157
Eldorado Resorts, Inc., Initial Term Loan, 4.25%, 7/25/22		12,243	12,304,060
ESH Hospitality, Inc., Term B Loan, 3.75%, 8/30/23		11,170	11,241,600
Four Seasons Holdings, Inc., Term Loan, 3.00%, 11/21/23		1,265	1,275,284
KFC Holding Co. (AKA Yum! Brands), Term B Loan, 3.30%, 6/16/23		5,830	5,883,502
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.75%, 4/14/21		1,595	1,586,168
MGM Growth Properties Operating Partnership LP, Term B Loan, 3.50%, 4/25/23		18,114	18,189,510
Scientific Games International, Inc.:
Initial Term B-2 Loan, 5.61% - 6.00%, 10/01/21		4,918	4,962,450
Initial Term Loan, 6.00%, 10/18/20		2,985	3,014,501
Station Casinos LLC, Term B Facility Loan, 3.75%, 6/08/23		3,367	3,394,159

			174,440,018
Household Durables — 0.8%
Serta Simmons Holdings LLC:
Initial Term Loan, 3.50%, 11/08/23		17,550	17,495,244
Term Loan (Second Lien), 8.00%, 10/21/24		6,105	6,074,475

			23,569,719
Household Products — 0.3%
Spectrum Brands Canada, Inc., 2016 Replacement USD Term Loan, 3.25% -5.00%, 6/23/22		8,349	8,428,258
Independent Power and Renewable Electricity Producers — 2.5%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.09%, 5/03/20		5,926	5,851,753
Calpine Corp.:
Term Loan (2015), 4.00%, 1/15/23		3,156	3,174,172
Term Loan (2016), 3.84%, 5/31/23		4,004	4,026,630
Term Loan, 3.59%, 5/27/22		2,194	2,198,215
Dynegy Finance IV, Inc., Term Loan, 5.00%, 6/27/23		18,714	18,792,940
Eastern Power LLC (Eastern Covert Midco LLC) (AKA TPF II LC LLC), Term Loan, 5.00%, 10/02/21		13,075	13,066,459
Exgen Texas Power LLC, Term Loan, 5.75%, 9/18/21		4,772	3,620,659
Granite Acquisition, Inc.:
Term B Loan (First Lien), 5.00%, 12/17/21		13,015	12,890,618

6	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2016

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Term C Loan (First Lien), 5.00%, 12/17/21	USD	583	$577,289
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 6.50%, 11/13/21		4,080	3,998,400
NRG Energy, Inc., Term Loan, 3.50%, 6/30/23		6,778	6,793,263
Terra-Gen Finance Co. LLC, Term Loan, 5.25%, 12/09/21		2,962	2,606,243

			77,596,641
Insurance — 1.8%
AmWINS Group LLC:
New Term Loan (First Lien), 4.75%, 9/06/19		3,959	3,984,871
Term Loan (Second Lien ), 9.50%, 9/04/20		1,181	1,187,966
AssuredPartners, Inc., 2016 Refinancing Term Loan, 5.25%, 10/21/22		7,937	7,964,791
Asurion LLC (FKA Asurion Corp.):
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19		1,885	1,892,460
Incremental Tranche B-4 Term Loan, 5.00%, 8/04/22		10,775	10,837,704
Incremental Tranche B-5 Term Loan, 4.75%, 11/03/23		5,675	5,711,490
Hub International Ltd., Initial Term Loan, 3.00%, 10/02/20		4,865	4,868,559
Sedgwick Claims Management Services, Inc.:
2016 New Term Loan, 4.25%, 3/01/21		2,035	2,050,162
Initial Loan (Second Lien), 6.75%, 2/28/22		9,510	9,438,675
Initial Term Loan (First Lien), 3.75%, 3/01/21		8,450	8,394,774

			56,331,452
Internet Software & Services — 2.7%
CAMP International Holding Co.:
Initial Term Loan (First Lien), 4.75%, 8/18/23		3,810	3,807,638
Initial Term Loan (Second Lien), 8.25%, 8/18/24		1,740	1,774,139
Cotiviti Corp. (Cotiviti Domestic Holdings, Inc.), Initial Term B Loan (First Lien), 3.61%, 9/28/23		13,935	13,921,583
Go Daddy Operating Co. LLC, Initial Term Loan, 4.25%, 5/13/21		10,813	10,880,172
GTCR Valor Companies, Inc., Initial Term Loan (First Lien), 7.00%, 6/16/23		6,898	6,660,638
Rackspace Hosting, Inc., Term B Loan (First Lien), 5.00%, 11/03/23		17,060	17,200,745
Trader Corp., Term Loan, 5.00%, 9/28/23		5,745	5,778,493
Zayo Group LLC (Zayo Capital, Inc.), 2021 Term Loan, 3.75%, 5/06/21		22,670	22,732,744

			82,756,152
IT Services — 2.7%
Engility Corp. (FKA TASC, Inc.):
Term B1 Loan, 4.86%, 8/12/20		1,470	1,482,863
Term B2 Loan, 5.75% - 7.25%, 8/14/23		2,772	2,799,482
First Data Corp., 2021C New Dollar Term Loan, 3.58%, 3/24/21		31,989	32,114,344

Floating Rate Loan Interests (b)		Par (000)	Value
IT Services (continued)
Global Payments, Inc., Term B Loan, 3.03%, 4/22/23	USD	6,098	$6,143,816
IG Investments Holdings LLC, Extended Tranche Term B Loan, 6.00%, 10/31/21		10,596	10,658,171
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Term B Loan, 4.00%, 2/19/19		11,913	11,992,248
Term C Loan, 4.00%, 2/19/18		261	261,585
Vantiv LLC (FKA Fifth Third Processing Solutions LLC), Term B Loan, 3.25%, 10/14/23		2,126	2,136,235
WEX, Inc., Term B Loan, 4.25%, 6/30/23		15,386	15,526,608

			83,115,352
Leisure Products — 0.3%
Leslie’s Poolmart, Inc., Tranche B Term Loan, 5.25%, 8/16/23		4,685	4,720,137
Performance Sports Group Ltd. (FKA Bauer Performance Sports Ltd.), Initial Term Loan, 5.00%, 4/15/21		4,545	4,500,679

			9,220,816
Life Sciences Tools & Services — 2.8%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		24,193	24,193,320
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		9,147	8,558,294
Inventiv Group Holdings, Inc., Initial Term Loan, 3.75%, 11/09/23		16,617	16,653,230
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		26,935	26,993,826
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		11,459	11,416,327

			87,814,997
Machinery — 3.0%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		17,832	15,924,188
Ameriforge Group, Inc., Initial Term Loan (Second Lien), 8.75%, 12/21/20		1,715	240,100
Filtration Group Corp., Term Loan (First Lien), 4.25%, 11/23/20		15,637	15,656,726
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		5,432	5,010,611
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		17,732	17,628,464
Mueller Water Products, Inc., Initial Loan, 4.00% - 4.09%, 11/24/21		5,087	5,118,705
Navistar, Inc., Tranche B Term Loan, 6.50%, 8/07/20		5,260	5,297,535
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		11,415	11,448,278
Safway Group Holding LLC, Initial Term Loan, 5.75%, 8/21/23		13,765	13,833,825
Wabash National Corp., Tranche B-2 Loan, 4.25%, 3/18/22		3,340	3,339,650

			93,498,082

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2016	7

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Media — 7.3%
Acosta, Inc. (FKA Acosta Holdco, Inc.), Tranche B-1 Loan, 4.25%, 9/26/21	USD	2,452	$2,320,024
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien), 4.25%, 7/23/21		4,711	4,675,646
Term Loan (Second Lien), 7.50%, 7/25/22		1,366	1,283,817
Altice France SA (Numericable-SFR SA):
USD TLB-5 Retired 11/14/2016, 3.81%, 7/29/22		1,657	1,651,978
USD TLB-6 Retired 11/14/2016, 4.00%, 2/10/23		1,104	1,101,333
USD TLB-7 Loan, 5.14%, 1/15/24		7,259	7,320,222
Altice U.S. Finance I Corp., 2016 Refinancing Term Loan, 3.88%, 1/15/25		20,016	20,103,420
AMC Entertainment Holdings, Inc. (FKA AMC Entertainment, Inc.), 2016 Incremental Term Loan, 2.75%, 12/15/23		4,115	4,135,575
CBS Radio, Inc., Term Loan, 4.50%, 10/17/23		6,033	6,058,970
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 0.00%, 12/31/14 (c)(e)		1,812	—
Term Loan, 0.00%, 12/31/14 (c)(e)		1,240	—
Cengage Learning, Inc., 2016 Refinancing Term Loan, 5.25%, 6/07/23		1,192	1,143,273
Charter Communications Operating LLC (AKA CCO Safari LLC), Term I Loan (2016), 3.50%, 1/24/23		20,542	20,727,783
Creative Artists Agency LLC, Amendment No. 3 Incremental Term Loan, 5.00%, 12/17/21		5,745	5,788,095
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), 2016 Extended Term Loan, 3.88%, 10/11/24		13,800	13,886,250
Entercom Radio LLC, Term B Loan, 4.50%, 11/01/23		3,135	3,155,566
Gray Television, Inc., Term B Loan, 3.94%, 6/13/21		1,556	1,565,725
Hemisphere Media Holdings LLC (International Espanol, Inc.), Term B Loan, 5.00%, 7/30/20		3,651	3,642,234
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.):
Tranche D Term Loan, 7.36%, 1/30/19		23,821	18,439,032
Tranche E Term Loan, 8.11%, 7/30/19		5,460	4,221,945
Learfield Communications, Inc., Term Loan B, 3.25%, 11/17/23		5,360	5,393,500
Liberty Cablevision of Puerto Rico LLC (FKA San Juan Cable LLC), Term B Loan (First Lien), 4.50%, 1/07/22		5,485	5,395,869
Live Nation Entertainment, Inc., Term B-2 Loan, 3.34%, 10/31/23		3,681	3,691,273
MCC Iowa LLC, Tranche J Term Loan, 3.75%, 6/30/21		1,637	1,643,452
MGOC, Inc. (FKA Media General, Inc.), Term B Loan, 4.00%, 7/31/20		10,171	10,169,838
Mission Broadcasting, Inc., Term Loan B, 3.00%, 9/26/23		1,861	1,868,864
Nexstar Broadcasting, Inc., Term Loan B, 3.00%, 9/26/23		20,884	20,972,803
Telenet Financing USD LLC, Term Loan AF Facility, 3.00%, 1/31/25		16,460	16,427,080
Tribune Media Co. (FKA Tribune Co.), Term B Loan, 3.75%, 12/27/20		16,848	16,890,428
Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 4.00%, 3/01/20		16,483	16,476,623

Floating Rate Loan Interests (b)		Par (000)	Value
Media (continued)
UPC Financing Partnership, Facility AN, 4.08%, 8/31/24	USD	8,564	$8,596,953

			228,747,571
Metals & Mining — 1.1%
Novelis, Inc., Initial Term Loan, 4.00% - 4.09%, 6/02/22		16,372	16,399,954
Reynolds Group Holdings, Inc., U.S. Term Loan, 4.25%, 2/05/23		15,212	15,285,943
WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), Term B Loan, 6.50%, 9/29/23		2,940	2,963,902

			34,649,799
Multiline Retail — 0.5%
Dollar Tree, Inc., Term B-3 Loan, 3.06%, 7/06/22		5,148	5,188,352
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		1,417	1,309,535
Hudson’s Bay Co., Initial Term Loan, 4.25%, 9/30/22		10,589	10,646,582

			17,144,469
Multi-Utilities — 0.1%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.25%, 11/06/20		4,800	4,764,000
Oil, Gas & Consumable Fuels — 3.1%
Bronco Midstream Funding LLC, Term Loan, 5.00%, 8/17/20		8,703	8,529,207
California Resources Corp.:
Loan, 11.38%, 12/31/21		14,625	15,904,687
Term Loan, 3.61%, 9/24/19		11,547	11,056,672
Chesapeake Energy Corp., Class A Loan, 8.50%, 8/23/21		15,096	16,124,361
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		4,306	4,350,760
Energy Transfer Equity LP:
Loan (2013), 3.39%, 12/02/19		1,020	1,015,888
Loan (2015), 4.14%, 12/02/19		4,754	4,754,931
EP Energy LLC (FKA Everest Acquisition LLC), Term Loan, 9.75%, 6/30/21		974	985,133
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		16,665	15,657,904
Southcross Energy Partners LP, Initial Term Loan, 5.25%, 8/04/21		291	223,614
Southcross Holdings Borrower LP, Tranche B Term Loan, 9.00% (3.50% Cash and 5.50% PIK), 4/13/23 (f)		390	292,850
Ultra Resources, Inc., Revolving Credit, 0.00% - 4.75%, 10/06/16 (c)(e)		6,672	6,221,640
Veresen Midstream LP, Tranche B-1 Term Loan, 5.25%, 3/31/22		10,607	10,633,596

			95,751,243
Personal Products — 0.6%
NBTY, Inc. (NKA The Nature’s Bounty Co.), Dollar Term B Loan, 5.00%, 5/05/23		6,860	6,862,860
Revlon Consumer Products Corp., Term B Loan, 4.25%, 9/07/23		11,630	11,639,304

			18,502,164
Pharmaceuticals — 3.0%
Akorn, Inc., Loan, 5.25%, 4/16/21		9,168	9,236,686
Capsugel Holdings U.S., Inc., New Dollar Term Loan, 4.00%, 7/31/21		14,240	14,257,807

8	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2016

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21	USD	20,007	$20,053,865
Endo Luxembourg Finance Co. I S.à r.l., 2015 Incremental Term B Loan, 3.75%, 9/26/22		6,336	6,303,328
Genoa, a QoL Healthcare Co. LLC, Initial Term Loan (First Lien), 4.75%, 10/30/23		2,055	2,047,294
RPI Finance Trust, Term B-5 Term Loan, 3.18%, 10/14/22		9,435	9,514,367
Valeant Pharmaceuticals International, Inc.:
Series A-3 Tranche A Term Loan, 4.36%, 10/20/18		1,647	1,634,844
Series C-2 Tranche B Term Loan, 5.25%, 12/11/19		17,399	17,215,881
Series D-2 Tranche B Term Loan, 5.00%, 2/13/19		2,211	2,189,708
Series E-1 Tranche B Term Loan, 5.25%, 8/05/20		7,414	7,321,405
Series F-1 Tranche B Term Loan, 5.50%, 4/01/22		2,903	2,876,978

			92,652,163
Professional Services — 1.4%
DTI Holdco, Inc., Initial Term Loan, 6.25%, 10/02/23		7,070	6,960,981
Employbridge LLC (FKA Koosharem LLC), Term Loan, 7.50%, 5/15/20		2,073	1,865,696
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Term Loan (First Lien), 4.75%, 1/15/21		6,145	6,152,506
Sterling Midco Holdings, Inc. (FKA Sterling Holdings Ultimate Parent, Inc.), Initial Term Loan (First Lien), 5.75%, 6/20/22		7,308	7,271,272
Trans Union LLC, 2016 Incremental Term B-2 Commitment, 3.50%, 4/09/21		20,465	20,559,656

			42,810,111
Real Estate Management & Development — 1.4%
CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20		10,548	10,627,607
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.) (AKA Cushman & Wakefield), 2015-1 Additional Term Loan (First Lien), 4.25%, 11/04/21		9,252	9,223,409
FCA U.S. LLC (FKA Chrysler Group LLC), Term B Loan, 3.50%, 5/24/17		10,085	10,093,083
Realogy Group LLC (FKA Realogy Corp.):
Initial Term A Loan, 2.53%, 10/23/20		5,980	5,964,734
New 2022 Term Loan, 3.75%, 7/20/22		9,178	9,244,607

			45,153,440
Road & Rail — 0.3%
Gruden Acquisition, Inc. (AKA Quality Distribution), Term Loan (First Lien), 5.75%, 8/18/22		5,752	5,377,688
SIRVA Worldwide, Inc., Term Loan, 6.75%, 11/18/22		3,062	2,993,105

			8,370,793
Semiconductors & Semiconductor Equipment — 1.9%
Avago Technologies Cayman Holdings Ltd., Term B-3 Loan, 3.54%, 2/01/23		39,024	39,382,140
Cavium, Inc., Initial Term B Loan, 3.75%, 8/16/22		3,420	3,441,375

Floating Rate Loan Interests (b)		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Microsemi Corp., Closing Date Term B Loan, 3.75%, 1/15/23	USD	3,203	$3,221,669
NXP BV (NXP Funding LLC), Tranche F Loan, 3.41%, 12/07/20		9,517	9,542,274
ON Semiconductor Corp., 2016 New Replacement Term Loan, 3.78%, 3/31/23		4,120	4,145,750

			59,733,208
Software — 5.4%
Applied Systems, Inc.:
Initial Term Loan (First Lien), 4.00%, 1/25/21		3,720	3,731,937
Initial Term Loan (Second Lien), 7.50%, 1/24/22		1,746	1,761,537
BMC Software Finance, Inc., Initial U.S. Term Loan, 5.00%, 9/10/20		13,486	13,165,476
Diamond U.S. Holding LLC (Dealogic), Initial Term Loan, 4.75%, 12/17/21		3,724	3,719,020
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		18,350	18,312,277
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		19,751	19,310,673
Kronos, Inc.:
Initial Term Loan (First Lien), 5.00%, 11/01/23		15,210	15,243,310
Initial Term Loan (Second Lien), 9.25%, 11/01/24		8,065	8,257,834
Landslide Holdings, Inc., Term Loan (First Lien), 5.50%, 9/27/22		6,060	6,090,300
Mitchell International, Inc.:
Initial Loan (Second Lien), 8.50%, 10/11/21		5,000	4,925,000
Initial Term Loan, 4.50%, 10/13/20		8,298	8,274,704
RP Crown Parent LLC, Initial Term Loan, 4.50%, 10/12/23		11,086	11,141,459
Sophia LP, Closing Date Term Loan, 4.75%, 9/30/22		12,130	12,145,412

SS&C Technologies, Inc., Term B-1 Loan, 4.00%, 7/08/22		21,653	21,802,472
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20		9,404	9,375,682
VF Holding Corp., Initial Term Loan (First Lien), 4.75%, 6/30/23		12,095	12,125,100

			169,382,193
Specialty Retail — 2.9%
Academy Ltd., Initial Term Loan, 5.00%, 7/01/22		6,509	5,988,140
Coinstar LLC, Term B Loan (First Lien), 5.25%, 9/27/23		4,538	4,584,282
Harbor Freight Tools USA, Inc., Initial Loan (2016), 4.14%, 8/18/23		15,196	15,316,105
J. Crew Group, Inc., Initial Loan, 4.00%, 3/05/21		1,899	1,217,837
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 3.75%, 1/30/23		18,119	18,243,348
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		12,093	11,992,235
Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		5,652	5,127,176
Party City Holdings, Inc., 2016 Replacement Term Loan, 3.75% - 4.24%, 8/19/22		15,989	16,065,354
PetCo Animal Supplies, Inc.:

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2016	9

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Specialty Retail (continued)
Tranche B-1 Term Loan, 5.00%, 1/26/23	USD	6,796	$6,842,546
Tranche B-2 Term Loan, 5.14%, 1/26/23		5,111	5,142,503
Things Remembered, Inc., PIK Term Loan, 12.00% (1.00% Cash and 11.00% PIK), 2/29/20 (f)		1,000	429,979

			90,949,505
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC (EMC Corp.), Term A-3 Loan, 2.61%, 12/31/18		2,930	2,922,675
Textiles, Apparel & Luxury Goods — 0.1%
Samsonite International S.A., Initial Tranche B Term Loan, 4.00%, 8/01/23		2,115	2,136,806
Trading Companies & Distributors — 2.0%
American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan, 3.50%, 10/31/23		13,779	13,830,825
Beacon Roofing Supply, Inc., Initial Term Loan, 3.50%, 10/01/22		4,839	4,854,348
GYP Holdings III Corp., New Incremental First Lien Term Loan, 4.50%, 4/01/21		8,362	8,359,638
HD Supply, Inc.:
Term B-1 Loan, 3.59%, 8/13/21		16,940	16,981,894
Term B-2 Loan, 3.63%, 10/17/23		3,750	3,768,750
MRC Global (U.S.), Inc. (FKA McJunkin Red Man Corp.), Term Loan, 5.00%, 11/08/19		1,473	1,474,254
Nexeo Solutions LLC, Initial Term Loan, 5.25%, 6/09/23		1,342	1,350,586
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies):
Initial Dollar Term Loan (First Lien), 4.25%, 7/31/21		4,047	4,034,342
Initial Term Loan (Second Lien), 7.75%, 7/31/22		8,790	8,537,287

			63,191,924
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., Senior Lien Term Loan, 3.50%, 11/09/22		4,474	4,515,648
Total Floating Rate Loan Interests — 94.4%			2,939,919,034

Investment Companies — 0.0%	Shares	Value
New Millennium Holdco, Inc. (a)	71,823	$116,712
Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(b)	USD 4,480	4,478,329

Preferred Securities	Shares	Value
Preferred Stocks
Diversified Consumer Services — 0.0%
Education Management Corp., Series A-1, 7.50% (g)	1,705	3,410
Total Long-Term Investments (Cost — $3,122,904,821) — 100.5%		3,129,493,653

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.25% (h)(i)	111,729,206	111,729,206
Total Short-Term Securities (Cost — $111,729,206) — 3.6%		111,729,206
Total Investments (Cost — $3,234,634,027*) — 104.1%		3,241,222,859
Liabilities in Excess of Other Assets — (4.1)%		(128,105,044)

Net Assets — 100.0%		$3,113,117,815

Notes to Schedule of Investments

*	As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,236,300,269

Gross unrealized appreciation	$26,614,101
Gross unrealized depreciation	(21,691,511)

Net unrealized appreciation	$4,922,590

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Non-income producing security.

(d)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Perpetual security with no stated maturity date.

10	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2016

Schedule of Investments (continued)

(h)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Shares Purchased	Shares Sold	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	153,744,585	—	(42,015,379)[1]	111,729,206	$111,729,206	$100,335	—
iShares iBoxx $ High Yield Corporate Bond ETF	128,412	—	(128,412)	—	—	146,736	$39,522
Total					$111,729,206	$247,071	$39,522

[1] Represents	net shares sold.

(i)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,561,999	CAD	2,093,000	BNP Paribas S.A.	12/05/16	$3,800
USD	2,747,549	GBP	2,259,000	Royal Bank of Scotland PLC	12/05/16	(79,431)
USD	2,821,141	GBP	2,259,000	Royal Bank of Scotland PLC	1/05/17	(8,743)
Total						$(84,374)

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	B+	USD 30,208	$486,175

[1] Using	Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

[2] The	maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps
Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Received	Unrealized Appreciation
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	12/20/16	USD 3,120	$166,028	$(2,107)	$168,135

[1] Fund	receives the total return of the reference entity and pays the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2016	11

Schedule of Investments (continued)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of November 30, 2016, certain of the Fund’s investments were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$34,628,160	$9,396,876	$44,025,036
Common Stocks[1]	$3,372,454	—	329,074	3,701,528
Corporate Bonds[1]	—	137,131,424	118,180	137,249,604
Floating Rate Loan Interests[1]	—	2,732,995,183	173,538,336	2,906,533,519
Investment Companies	—	116,712	—	116,712
Non-Agency Mortgage-Backed Securities	—	4,478,329	—	4,478,329
Preferred Securities[1]	—	—	3,410	3,410
Short-Term Securities	111,729,206	—	—	111,729,206

Subtotal	$115,101,660	$2,909,349,808	$183,385,876	$3,207,837,344

Investments Valued at NAV[2]				33,385,515

Total Investments				$3,241,222,859

[1] See above Schedule of Investments for values in each industry.

2   As of November 30, 2016, certain of the Fund’s investments were fair valued using NAV per share or its equivalent as no quoted market value is available and have been excluded from the fair value hierarchy.

Derivative Financial Instruments[3]
Assets:
Credit contracts	—	$486,175	—	$486,175
Foreign currency exchange contracts	—	3,800	—	3,800
Interest rate contracts	—	168,135	—	168,135
Liabilities:
Foreign currency exchange contracts	—	(88,174)	—	(88,174)
Total	—	$569,936	—	$569,936

[3] Derivative financial instruments are forward foreign currency exchange contracts and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$7,791,887	—	—	$7,791,887
Cash pledged for centrally cleared swaps	1,689,000	—	—	1,689,000
Foreign currency at value	2,488,318	—	—	2,488,318

Total	$11,969,205	—	—	$11,969,205

During the period ended November 30, 2016, there were no transfers between Level 1 and Level 2.

12	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2016

Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Total
Assets:
Opening Balance, as of August 31, 2016	$8,120,507	$184,936	—	$164,893,556	$3,410	$173,202,409
Transfers into Level 3[1]	751,040	—	—	101,426,825	—	102,177,865
Transfers out of Level 3[2]	—	—	—	(87,829,895)	—	(87,829,895)
Accrued discounts/premiums	5,746	—	—	197,555	—	203,301
Net realized gain (loss)	4,371	—	—	86,527	—	90,898
Net change in unrealized appreciation (depreciation)[3]	15,212	105,277	$(13,196)	2,044,181	—	2,151,474
Purchases	1,500,000	38,861	131,376	17,523,208	—	19,193,445
Sales	(1,000,000)	—	—	(24,803,621)	—	(25,803,621)

Closing Balance, as of November 30, 2016	$9,396,876	$329,074	$118,180	$173,538,336	$3,410	$183,385,876

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2016[3]	$21,958	$105,277	$(13,196)	$2,097,044	—	$2,211,083

[1]

As of August 31, 2016, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2016, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of August 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2016	13

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	January 23, 2017